Share-Based Compensation - Summary of Non-vested Founder Restricted Shares Activity (Detail) - Founder Restricted Stock [Member]	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning	12,554,722
Vested	12,554,722
Outstanding at Ending	0